INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets Abstract
Schedule of Intangible Assets
	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2023	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2023	$7,028	$4,920	$5,500	$17,448

Accumulated Depreciation:

Balance on January 1, 2023	$1,374	$862	$1,072	$3,308
Additions	403	253	315	971

Balance on December 31, 2023	1,777	1,115	1,387	4,279

Amortized cost on December 31, 2023	$5,251	$3,805	$4,113	$13,169

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2022	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2022	$7,028	$4,920	$5,500	$17,448

Accumulated Depreciation:

Balance on January 1, 2022	$971	$609	$661	$2,241
Additions	403	253	411	1,067

Balance on December 31, 2022	1,374	862	1,072	3,308

Amortized cost on December 31, 2022	$5,654	$4,058	$4,428	$14,140